[ING FUNDS LOGO]

December 20, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Variable Portfolios, Inc.

SEC File Nos. 333-05173; 811-7651

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 31 (“Amendment”) to the Registration Statement of ING Variable Portfolios, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on March 4, 2008. The Registrant is filing the Amendment for the purpose of adding 5 new series to the Registrant – ING International Index Portfolio, ING Lehman Brothers Aggregate Bond Index Portfolio, ING Russell Large Cap Index Portfolio, ING Russell Mid Cap Index Portfolio and ING Russell Small Cap Index Portfolio.

Should you have any questions or comments regarding this filing, please contact Kim Palmer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.

ING Investments, LLC

Philip H. Newman

Goodwin Procter LLP